17. SEGMENT REPORTING (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Revenue	$ 4,546		$ 593,712		$ 121,939	$ 1,195,921	$ 1,804,960	$ 4,303,296
Gross margin	755		138,873		52,213	268,796	426,547	821,623
Segment net loss	(3,330,513)	$ (3,015,013)	(1,442,238)	$ (769,203)	(6,345,526)	(2,211,441)	(7,612,316)	(3,257,597)
Segment assets	1,228,172		3,944,000		1,228,172	3,944,000	2,639,633	2,102,948
Development of the Bio-RFID and ChromaID Technologies
Revenue	0		0		0	0	0	0
Gross margin	0		0		0	0	0	0
Segment net loss	(3,346,000)		(1,434,000)		(6,418,000)	(2,171,000)	(7,534,739)	(3,294,707)
Segment assets	1,224,000		3,565,000		1,224,000	3,565,000	2,882,194	1,311,134
TransTech Distribution Business
Revenue	5,000		594,000		122,000	1,196,000	1,804,960	4,303,296
Gross margin	1,000		139,000		52,000	269,000	426,547	821,623
Segment net loss	15,000		(8,000)		72,000	(40,000)	(77,577)	37,110
Segment assets	$ 4,000		$ 379,000		$ 4,000	$ 379,000	$ 57,439	$ 791,814